Schedule of Maturities of Debt (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 7,313,770	$ 5,549,527
Total	$ 7,313,770	$ 5,549,527